FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Summary of Financial Instruments
The following tables show the carrying amount and fair values of financial instruments, including their levels in the fair value hierarchy. It does not include fair value information for financial instruments not measured at fair value if the carrying amount is a reasonable approximation of fair value:

12.31.2025		Financial Instruments at amortized cost
	Note	Amortized Cost	Fair value (i)	FVPL	FVOCI	Total	Level 1	Level 2	Level 3	Total fair value
Assets
Cash and cash equivalents	5.1	1,948.7	—	—	1.1	1,949.8	—	1.1	—	1.1
Financial investments	5.2
Public securities		66.4	—	—	—	66.4	—	—	—	—
Private securities		71.1	—	5.3	—	76.4	—	5.3	—	5.3
Structured Notes		—	—	243.4	—	243.4	—	243.4	—	243.4
Investment funds		—	—	12.4	108.4	120.8	—	120.8	—	120.8
Fixed-term deposit		381.6	—	—	—	381.6	—	—	—	—
Others		—	—	76.3	—	76.3	76.3	—	—	76.3
Trade accounts receivable	6	291.1	—	—	—	291.1	—	—	—	—
Derivative financial instruments	7	—	—	0.8	7.9	8.7	—	8.7	—	8.7
Customer financing	8	8.0	7.1	—	—	8.0	—	—	7.1	7.1
Other assets
Loans granted (ii)	10(i)	87.0	45.0	—	—	87.0	—	—	45.0	45.0
Others		203.1	—	—	—	203.1	—	—	—	—
		3,057.0	52.1	338.2	117.4	3,512.6	76.3	379.3	52.1	507.7
Liabilities
Derivative financial instruments	7	—	—	62.2	2.6	64.8	5.7	59.1	—	64.8
Trade accounts payable	16	1,116.8	—	—	—	1,116.8	—	—	—	—
Trade accounts payable-Supplier finance arrangements	17	62.9	—	—	—	62.9	—	—	—	—
Loans and financing	18	2,593.8	2,769.2	—	—	2,593.8	1,989.3	779.9	—	2,769.2
Other payables	20	231.6	—	—	—	231.6	—	—	—	—
		4,005.1	2,769.2	62.2	2.6	4,069.9	1,995.0	839.0	—	2,834.0

12.31.2024		Financial Instruments at amortized cost
	Note	Amortized Cost	Fair value (i)	FVPL	FVOCI	Total	Level 1	Level 2	Level 3	Total fair value
Assets
Cash and cash equivalents	5.1	1,561.9	—	—	1.1	1,563.0	—	1.1	—	1.1
Financial investments	5.2
Public securities		66.5	—	—	—	66.5	—	—	—	—
Private securities		76.5	—	23.4	—	99.9	—	23.4	—	23.4
Structured notes		—	—	133.2	—	133.2	—	133.2	—	133.2
Investment funds		—	—	21.9	103.3	125.2	—	125.2	—	125.2
Fixed-term deposit		468.2	—	—	—	468.2	—	—	—	—
Others		—	—	95.0	—	95.0	—	—	95.0	95.0
Trade accounts receivable	6	322.8	—	—	—	322.8	—	—	—	—
Derivative financial instruments	7	—	—	13.2	—	13.2	—	13.2	—	13.2
Other assets		109.9	—	—	—	109.9	—	—	—	—
Customer financing	8	32.3	—	0.1	—	32.4	—	—	0.1	0.1
		2,638.1	—	286.8	104.4	3,029.3	—	296.1	95.1	391.2
Liabilities
Derivative financial instruments	7	—	—	86.2	17.6	103.8	4.0	99.8	—	103.8
Trade accounts payable	16	966.3	—	—	—	966.3	—	—	—	—
Trade accounts payable-Supplier finance arrangements	17	43.3	—	—	—	43.3	—	—	—	—
Loans and financing	18	2,491.1	2,566.1	—	—	2,491.1	1,835.5	730.6	—	2,566.1
Other payables	20	125.3	—	—	—	125.3	—	—	—	—
		3,626.0	2,566.1	86.2	17.6	3,729.8	1,839.5	830.4	—	2,669.9
(i) Fair value is disclosed for information purposes only, as the carrying amount does not represent a reasonable approximation of fair value.
(ii) Out of the total amount measured at amortized cost, US$51.7 (carrying amount) has a corresponding fair value of US$45.0.
Summary of Reconciliation of the Opening Balances with the Ending Balances of Level 3 Fair Value Measurements
The following table shows a reconciliation from the opening balances to the closing balances for Level 3 fair values:

	Assets	Liabilities
At 12.31.2023	109.6	15.1
Reversal	—	(16.8)
Exchange variation	—	(3.3)
Fair value adjustment	(14.5)	5.0
At 12.31.2024	95.1	—
Reversal (i)	(100.8)	—
Fair value adjustment	5.7	—
At 12.31.2025	—	—
(i) It mainly refers to the derecognized financial investment. For further information, see Note 5.2(vi).

Summary of Credit Loss Rates	Given this context, the provision matrix and the corresponding loss rates were determined by subgroups within the Services & Support segment as follows:

	Expected credit losses rate
	Commercial Aviation	Executive Aviation	Defense & Security	OGMA	Others
Not due	0.35%	0.14%	0.20%	0.55%	1.16%
Up to 90 days	0.65%	0.33%	0.83%	1.64%	2.60%
From 91 to 180 days	21.57%	9.14%	14.35%	11.22%	7.65%
More than 180 days	42.36%	23.09%	21.78%	20.49%	30.95%

Summary of Expected Losses
The following table provides information about the exposure to credit risk and expected credit losses for trade accounts receivable:

		Past due			Expected credit losses
	Not past due	Up to 90 days	From 91 to 180 days	Over 180 days		Total
At December 31, 2025
Commercial Aviation	76.7	14.2	1.7	1.1	(2.9)	90.8
Defense & Security	65.6	3.5	—	3.7	(1.6)	71.2
Executive Aviation	63.9	3.9	1.5	1.7	(1.0)	70.0
OGMA	30.3	1.1	0.6	—	(0.2)	31.8
Others	24.8	2.0	0.8	0.6	(0.9)	27.3
	261.3	24.7	4.6	7.1	(6.6)	291.1
At December 31, 2024
Commercial Aviation	176.2	9.8	9.9	5.6	(9.1)	192.4
Defense & Security	14.0	0.3	2.2	12.0	(0.5)	28.0
Executive Aviation	45.8	5.7	0.5	0.1	(1.6)	50.5
OGMA	23.9	4.9	2.3	3.2	(0.5)	33.8
Others	14.4	3.5	0.4	0.3	(0.5)	18.1
	274.3	24.2	15.3	21.2	(12.2)	322.8

Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments
The change in allowance for expected credit losses in respect of trade accounts receivable was as follows:

	12.31.2025	12.31.2024	12.31.2023
Beginning balance	(12.2)	(9.8)	(12.6)
(Additions)/Reversal	0.1	(5.5)	(1.8)
Write-off (i)	6.6	2.6	4.6
Foreign exchange variation	(1.1)	0.5	—
Ending balance	(6.6)	(12.2)	(9.8)
The change in allowance for expected credit losses in respect of customer financing was as follows:

	12.31.2025	12.31.2024	12.31.2023
Beginning balance	(8.7)	(3.4)	(24.0)
Write-offs (i)	10.9	—	—
(Additions)/Reversal	(2.2)	(5.3)	20.6
Ending balance	—	(8.7)	(3.4)
(i) Refers to the effective write-off of an outstanding credit balance from a specific customer, as there is no reasonable expectation of recovery, either in whole or in part.

Summary of Additional Information Related to Authorization of Undiscounted Contractual Obligations and Commercial Commitments

		Contractual cash flows
	Carrying amount	Total	Less than one year	One to three years	Three to five years	More than five years
At December 31, 2025
Loans and financing	2,593.8	4,015.7	199.8	585.6	669.0	2,561.3
Trade accounts payable	1,116.8	1,116.8	1,116.8	—	—	—
Trade accounts payable - Supplier finance arrangements	62.9	62.9	62.9	—	—	—
Lease liabilities	118.1	118.1	20.7	44.2	21.0	32.2
Other payables	231.6	231.6	140.2	88.5	0.3	2.6
Derivative financial instruments	64.8	64.8	5.4	59.0	—	0.4
Total	4,188.0	5,609.9	1,545.8	777.3	690.3	2,596.5

Summary of Company's Cash, Cash Equivalents, Financial Investments and Loans and Financing
As of December 31, 2025, cash, cash equivalents, financial investments and loans and financing were indexed as follows, considering the contractual cash flow of the instruments (without the effect of derivatives) and the cash flow altered by derivative financial instruments (with the effect of derivatives):

	Fixed Rate		Floating indexed		Total
	Amount	%	Amount	%	Amount	%
Cash, cash equivalents and financial investments	2,727.6	93.58%	187.1	6.42%	2,914.7	100.00%
Loans and financing	2,339.3	90.19%	254.5	9.81%	2,593.8	100.00%

	Excluding the effect of derivatives		Including the effect of derivatives
	Amount	%	Amount	%
Financial investments	187.1	100.00%	187.1	100.00%
CDI	187.1	100.00%	187.1	100.00%

Loans and financing	254.5	100.00%	254.5	100.00%
CDI	3.8	1.49%	3.8	1.49%
SIFMA	18.1	7.11%	18.1	7.11%
EURIBOR	0.2	0.08%	0.2	0.08%
SOFR	196.8	77.33%	205.2	80.63%
TR	35.6	13.99%	27.2	10.69%

Summary of Changes In Foreign Exchange Rates
Below are the amounts of financial instruments denominated by currency:

	31.12.2025				31.12.2024
	R$	US$	Euro	Other currencies	R$	US$	Euro	Other currencies

Cash and cash equivalents	210.8	1,714.8	21.2	3.0	105.2	1,447.2	4.3	6.4
Financial investment	—	781.3	183.6	—	—	988.0	—	—
Trade accounts receivable	28.7	231.5	20.6	10.3	29.3	270.2	15.7	7.6
Customer financing	—	8.0	—	—	18.9	13.5	—	—
Derivative financial instruments	8.7	—	—	—	10.7	—	2.5	—
Other assets	29.9	253.4	6.5	0.3	22.7	81.6	5.3	0.3

Trade accounts payable	(147.0)	(931.1)	(34.2)	(4.5)	(116.2)	(812.9)	(30.7)	(6.5)
Trade accounts payable - Supplier finance arrangements	(32.9)	(30.0)	—	—	(20.4)	(22.9)	—	—
Loans and financing	(78.2)	(2,378.0)	(137.6)	—	(23.7)	(2,444.2)	(23.2)	—
Other payables	(25.8)	(194.5)	(10.9)	(0.4)	(15.0)	(104.8)	(5.3)	(0.3)
Derivative financial instruments	(2.9)	(59.1)	(2.8)	—	(17.8)	(86.0)	—	—

Net exposure	(8.7)	(603.7)	46.4	8.7	(6.3)	(670.3)	(31.4)	7.5

Summary of Sensitivity Analysis

		Reasonably Possible Gains (Losses) [2]
	Amount exposed at 12.31.2025 [1]	Profit or loss	Equity
Interest rates risk
DI
Cash equivalents and financial investments	187.1	(31.4)	—
Loans and financing	(3.8)	0.6	—
EURIBOR		—	—
Loans and financing	(0.2)	—	—
SIFIMA		—	—
Loans and financing	(18.1)	2.7	—
SOFR		—	—
Loans and financing	(205.2)	30.2	—
TR		—	—
Loans and financing	(27.2)	2.7	—
Exchange rates risk
BRL
Cash, cash equivalents and financial investments	210.8	15.2	—
Other assets	281.7	20.4	—
Loans and financing	(78.2)	(5.7)	—
Other liabilities	(453.4)	(32.8)	—
Derivative instruments	5.3	—	(15.4)
EURO
Derivative instruments	(2.8)	(0.1)	—
Market risk
EMBR
Derivative instruments	0.8	3.6	—
EVEX
Derivative instruments	(59.0)	2.9	—
(1)The amounts exposed at December 31, 2025, consider: DI – 14.90%; EURIBOR – 1.94%; SIFMA – 2.36%; SOFR – 3.87%; TR – 2.11%; US$/BRL exchange rate of R$5.50 and EURO/US$ of US$1.18; EMBJ of R$88.60 and EVEX of US$3.99.
(2)The reasonably possible scenario considers: DI – 12.40%; EURIBOR – 2.24%; SIFMA – 2.01%; SOFR – 3.30%; TR – 1.89%; US$/BRL exchange rate of R$5.90 and EURO/US$ of US$1.12; EMBJ of R$101.47 and EVEX of US$4.13.